RETIREMENT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent (in hundredths)	25.00%	25.00%
Defined contribution plan, cost recognized	$ 2.4	$ 2.0
Maximum annual contribution per employee (in hundredths)	6.00%	6.00%
Percentage of officer's highest base salary (in hundredths)	150.00%
Years preceding separation from service	3 years
Other Liabilities
Defined Benefit Plan Disclosure [Line Items]
Liabilities related to Plan	$ 5.8	$ 5.0